PENSION AND POSTRETIREMENT BENEFITS - Fair Value of Plan Assets (Details 7) (Pension Plan, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair value of plan assets measured on a recurring basis	$ 20,290	$ 19,981
Percentage	100.00%
Equity Mutual Funds
Fair value of plan assets measured on a recurring basis	14,738
Percentage	72.60%
Fixed Income Funds
Fair value of plan assets measured on a recurring basis	4,021
Percentage	19.80%
Cash and Cash Equivalents
Fair value of plan assets measured on a recurring basis	803
Percentage	4.00%
Other Investments
Fair value of plan assets measured on a recurring basis	$ 728
Percentage	3.60%